EARNINGS PER UNIT (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EARNINGS PER UNIT
Net Income (Loss)	$ 5,105,445	$ 21,651,371	$ 10,039,117	$ 4,205,870	$ 8,473,798
Less loss attributable to non-controlling interest	(203,673)	(83,339)	(126,959)
NET INCOME ATTRIBUTABLE TO THE HAGERTY GROUP, LLC	$ 5,309,118	$ 21,734,710	$ 10,166,076	$ 4,205,870	$ 8,473,798
Weighted average units	100,000	100,000	100,000	75,665
Earnings per unit	$ 53.09	$ 217.35	$ 101.66	$ 55.59
Number of potential dilutive securities	0	0